Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From Operating Activities
Net loss	$ (6,746,768)	$ (4,920,832)	$ (8,244,924)	$ (23,229,319)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	465,747	478,830	935,355	2,989,946
Amortization of discount on convertible debt		41,998	63,473	61,626
Change in fair value of warrant liabilities	2,194,257	(888,907)	(3,262,637)	(3,868,374)
Release from obligation to U.S. Department of Energy			(1,833,896)	(482,611)
Provision for loss on advanced commissions				143,250
Provision for bad debt	(1,066)	(1,347)	19,421
Gain on sale of fixed assets, net	8,597	2,160	(81,567)
Gain on settlement of accounts payable, net		(40,500)	(60,597)	(36,789)
Gain on settlement of other trade liabilities			(209,086)
Impairment of goodwill				4,901,261
Impairment of intangible assets				536,161
Impairment of charging stations				2,854,422
Impairment of Ecotality investment				1,200,000
Inventory obsolescence charge				1,437,553
Non-compliance penalty for delinquent regular SEC filings	476,713	653,150	1,722,217	711,517
Non-compliance penalty for SEC registration requirement	137,500		228,750	807,188
Preferred stock issuance costs				71,808
Provision for inventory shrinkage				92,998
Loss on disposal/replacement of charging stations				39,768
Convertible preferred stock	131,967	728,962	1,158,033
Common stock	104,776	768,588	1,294,132	389,406
Options	599,011	1,076,428	1,324,803	2,397,408
Warrants	6,284	288,862	288,862	1,451,937
Changes in operating assets and liabilities:
Accounts receivable and other receivables	405,371	(256,801)	(285,926)	(162,740)
Inventory	190,277	231,937	288,518	(1,264,557)
Prepaid expenses and other current assets	181,680	(162,599)	(338,821)	(256,214)
Deposit		(4,511)	(4,511)
Other assets	39,965	(20)	477,491	127,454
Accounts payable and accrued expenses	781,744	37,660	798,118	1,705,734
Deferred rent		(6,564)	(6,564)
Deferred revenue	(410,560)	(115,042)	(207,881)	344,846
Total Adjustments	5,312,263	998,388	2,307,687	16,192,998
Net Cash Used in Operating Activities	(1,434,505)	(3,922,444)	(5,937,237)	(7,036,321)
Cash Flows From Investing Activities
Purchase of automobile				(137,165)
Purchase of electric charging stations	(58,669)	(42,487)		(460,798)
Purchase of network software				(162,150)
Proceeds from sale of fixed assets			108,701
Investment in estate of Ecotality net of amount owed to Ecotality Estate Creditor's Committee		(210,965)	(210,965)	(70,000)
Net Cash Used In Investing Activities	(58,669)	(253,452)	(102,264)	(830,113)
Cash Flows From Financing Activities
Proceeds from issuance of notes payable and convertible notes payable				400,000
Proceeds from sale of shares of Series C Convertible Preferred stock and warrants	1,367,120	3,000,000	4,930,000	1,470,000
Payment of Series C Convertible Preferred Stock issuance costs	(52,500)
Proceeds from issuance of convertible notes payable to a related party	200,000
Payment of notes and convertible notes payable	(26,910)	(171,585)	(328,330)	(213,843)
Net Cash Provided by Financing Activities	1,487,710	2,828,415	4,601,670	1,656,157
Net Decrease In Cash	(5,464)	(1,347,481)	(1,437,831)	(6,210,277)
Cash - Beginning	189,231	1,627,062	1,627,062	7,837,339
Cash - Ending	183,767	279,581	189,231	1,627,062
Supplemental Disclosures of Cash Flow Information:
Interest expense	303	10,018	34,414	2,851
Non-cash investing and financing activities:
Return and retirement of common stock in connection with settlement	45,000
Issuance of common stock in exchange for conversion of warrants				469
Common stock issued for settlement of accounts payable				4,999
Reclassification of chargers to other assets				462,532
Issuance of common stock for services previously accrued	26,982	94,999	94,999	137,000
Extinguishment of partial derivative liability				4,355,345
Warrants issued in exchange for derivative warrant liabilities				1,385,167
Forbearance of Ecotality accounts receivable				94,035
Accrual of contractual dividends on Series C Convertible Preferred Stock				20,800
Warrants issued in connection with issuance of convertible note payable				79,983
Issuance of Series C Convertible Preferred Stock in settlement of accrued registration rights penalty and related interest		2,069,700	2,069,700
Accrual of contractual dividends on Series C Convertible Preferred Stock	683,700	414,400	950,100
Issuance of Series C Convertible Preferred Stock in satisfaction of contractual dividends	(611,600)	(435,200)	(677,700)
Warrants issued in connection with extension of convertible note payable		23,641	42,242
Warrants reclassified to derivative liabilities		281,403	281,403	914,977
Issuance of Series B Convertible Preferred Stock to the Creditors of ECOtality			$ 825,000
Accrual of issuance costs on Series C Convertible Preferred Stock	$ 159,335